  As Filed with the Securities and Exchange Commission on September 19, 2012
                                                           File Nos. 333-109688
                                                                       811-7924
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 13

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 81

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                         LINCOLN BENEFIT LIFE COMPANY
                              (Name of Depositor)

                            2940 South 84th Street
                            Lincoln, Nebraska 68506
              (Complete Address of Depositor's Principal Office)

                                 SUSAN L. LEES
                         Lincoln Benefit Life Company
                            2940 South 84th Street
                            Lincoln, Nebraska 68506
                                1-800-525-9287
               (Name and Complete Address of Agent for Service)

SECURITIES BEING OFFERED: FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

Approximate Date of Proposed Sale to the Public: as soon as practicable after the effective date of this registration statement.

It is proposed that this filing become effective:

[X]immediately upon filing pursuant to paragraph (b) of Rule 485

[_]on        pursuant to paragraph (b) of Rule 485

[_]60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_]on        pursuant to paragraph (a) (i) of Rule 485

[_]75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_]on        pursuant to paragraph (a)(ii) of Rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

================================================================================

                               EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 13 to Registration Statement No. 333-109688 for the sole purpose of correcting the directors and officers listed in Item 25 and Item 29 in Part C of the Registration Statement. This Post-Effective Amendment No. 13 incorporates by reference the prospectus and Statement of Additional Information dated May 1, 2012, contained in Post-Effective Amendment No. 12, filed on April 18, 2012.

                                    PART C
                               OTHER INFORMATION

ITEM 24.FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included in Part A of the Registration
Statement:

None

The following financial statements are included in Part B of the Registration
Statement:

The financial statements and the related financial statement schedules for Lincoln Benefit Life Company as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, and related financial statement schedules.

The financial statements of the sub-accounts comprising the Separate Account as of December 31, 2011, and for each of the years in the two-year period then ended.

The following financial statements are included in Part C of the Registration
Statement:

None

(b) Exhibits


(1) Resolution of the Board of Directors of Lincoln Benefit
    Life Company authorizing the establishment of the Lincoln
    Benefit

    Life Variable Annuity Account                                             (2)

(2) Custody Agreements                                           (not applicable)

(3) (a) Principal Underwriting Agreement by and among Lincoln
        Benefit Life Company and Allstate Distributors, LLC
        (ALFS, Inc., merged with and into Allstate
        Distributors, LLC effective September 1, 2011)
        effective November 25, 1998. (Variable Annuity Account).              (3)

    (b) Amended and Restated Principal Underwriting Agreement
        between Lincoln Benefit Life Company and Allstate
        Distributors, LLC (ALFS, Inc. merged with and into
        Allstate Distributors, LLC effective September 1, 2011)
        effective June 1, 2006.                                              (16)

    (c) Selling Agreement between Lincoln Benefit Life Company,
        Allstate Distributors, LLC (ALFS, Inc., f/k/a Allstate
        Financial Services, Inc., merged with and into Allstate
        Distributors, LLC effective September 1, 2011) and
        Allstate Financial Services, LLC (f/k/a LSA Securities,
        Inc.) effective August 2, 1999. Incorporated herein by
        reference to Exhibit 10.8 to Allstate Life Insurance
        Company's Annual Report on Form 10-K for 2003. (SEC
        File No. 000-31248)                                                  (17)

    (d) Form of Assignment & Delegation of Administrative
        Services Agreements, Underwriting Agreements, and
        Selling Agreements between ALFS, Inc. and Allstate Life
        Insurance Company, Allstate Life Insurance Company of
        New York, Charter National Life Insurance Company,
        Intramerica Life Insurance Company, Allstate
        Distributors, LLC & Lincoln Benefit Life Company.                    (15)

    (e) Assignment & Delegation of Administrative Services
        Agreements, Underwriting Agreements, and Selling
        Agreements between ALFS, Inc. and Allstate Life
        Insurance Company, Allstate Life Insurance Company of
        New York, Charter National Life Insurance Company,
        Intramerica Life Insurance Company, Allstate
        Distributors, LLC, Allstate Financial Services, LLC &
        Lincoln Benefit Life Company entered into on September
        1, 2011.                                                             (18)

(4) (a) Consultant Solutions Classic Variable Annuity Contract               (10)

    (b) Consultant Solutions Elite Variable Annuity Contract                 (10)

    (c) Consultant Solutions Plus Variable Annuity Contract                  (10)

    (d) Consultant Solutions Select Variable Annuity Contract                (10)

    (e) Accumulation Benefit Rider                                           (10)

    (f) MAV Rider                                                            (11)

    (g) Annual Increase Rider                                                (10)

    (h) Enhanced Earnings Rider                                              (10)

    (i) Income Protection Rider                                              (10)

    (j) Annuity Loan Rider                                                   (10)

    (k) Grantor Trust Rider                                                  (10)

    (l) Charitable Remainder Trust Rider                                     (10)

    (m) Unisex Rider                                                         (11)

    (n) Waiver of Charges Rider                                              (10)

    (o) Joint Annuitants Rider                                               (10)

    (p) Spousal Benefit Rider                                                (11)

    (q) Withdrawal Benefit Rider                                             (11)

(5) Application for Contract                                                 (10)

(6) Depositor--Corporate Documents

    (a) Articles of Incorporation of Lincoln Benefit Life
    Company, as amended                                                       (1)

    (b) By-Laws of Lincoln Benefit Life Company                               (1)

(7)

    (a) Reinsurance Contract                                                  (2)


     (b) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The

         Prudential Insurance Company of America dated June 1, 2006                                                      (12)

(8)      Participation Agreements:

     (a) Form of Participation Agreement among Lincoln Benefit Life Company,

         The Universal Institutional Funds, Inc. and Miller Anderson & Sherrerd, LLP                                      (5)

     (b) Form of Participation Agreement among PIMCO Variable Insurance Trust,

         Lincoln Benefit Life Company and PIMCO Funds Distributor LLC                                                     (5)

     (c) Form of Participation Agreement between Salomon Brothers Variable

         Series Funds Inc., and Salomon Brothers Asset Management Inc                                                     (5)

     (d) Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series
         Trust                                                                                                            (6)

     (e) (1) Form of Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation
         Trust                                                                                                            (5)

     (e) (2) Amendment to Participation Agreement Among OCC Accumulation

         Trust, OCC Distributors, and Lincoln Benefit Life Company                                                        (7)

     (f) Fund Participation Agreement between Janus Aspen Series and Lincoln Benefit Life Company                         (1)

     (g) Participation Agreement among Lincoln Benefit Life Company,

         Variable Insurance Products Fund and Fidelity Distributors Corporation                                           (1)

     (h) Participation Agreement among Lincoln Benefit Life Company,

         Variable Insurance Products Fund II and Fidelity Distributors Corporation                                        (1)

     (i) Form of Participation Agreement among MFS Variable Insurance Trust,

         Lincoln Benefit Life Company, and Massachusetts Financial Services

         Company                                                                                                          (1)

     (j) Participation Agreement among the Alger American Fund, Lincoln

         Benefit Life Company and Fred Alger and Company, Incorporated                                                    (1)

     (k) Form of Participation Agreement among Lincoln Benefit Life Company,

         T. Rowe Price Equity Series, Inc., T. Rowe Price International

         Series, Inc., and T. Rowe Price Investment Services, Inc                                                         (1)

     (l) Form of Participation Agreement among Rydex Variable Trust, Padco

         Financial Services, and Lincoln Benefit Life Company                                                             (7)

     (m) Fund Participation Agreement between Lincoln Benefit Life Company,

         Scudder Variable Insurance Trust, and Deutsche Asset Management, Inc                                             (9)

     (n) Form of Participation Agreement among AIM Variable Insurance Funds, Inc.,

         AIM Distributors, Inc., and Lincoln Benefit Life Company                                                         (8)

     (o) Form of Participation Agreement among Van Kampen Investment Trust,

         Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Lincoln Benefit Life Company                      (8)

     (p) Form of Participation Agreement (Service Shares) among Janus Aspen Series and Lincoln Benefit Life
         Company                                                                                                          (8)

     (q) Form of Participation Agreement among Panorama Series Fund, Inc.,

         OppenheimerFunds, Inc., and Lincoln Benefit Life Company                                                         (8)

     (r) Form of Participation Agreement among Oppenheimer Variable

         Account Funds, OppenheimerFunds, Inc., and Lincoln Benefit Life Company                                          (8)

     (s) Form of Participation Agreement among Putnam Variable Trust,

         Putnam Retail Management, Inc., and Lincoln Benefit Life Company                                                 (8)

     (t) Form of Participation Agreement among Van Eck Worldwide Insurance

         Trust, Van Eck Securities Corporation, Van Eck Associates

         Corporation, and Lincoln Benefit Life Company                                                                   (10)

(9)  Opinion and Consent of Counsel                                                                                      (13)

(10) Consent of Independent Registered Public Accounting Firm                                                            (19)

(11) Financial Statements Omitted from Item 23                                                               (not applicable)

(12) Initial Capitalization Agreement                                                                        (not applicable)

(99) (a) Powers of Attorney for Lawrence W. Dahl, Matthew S. Easley, Samuel H. Pilch, John C. Pintozzi and
         Steven C. Verney                                                                                                (13)

(99) (b) Power of Attorney for Matthew E. Winter                                                                         (14)

(99) (c) Power of Attorney for Anurag Chandra                                                                            (15)

(99) (d) Power of Attorney for Don Civgin                                                                    (filed herewith)

(99) (e) Power of Attorney for Jesse E. Merten                                                               (filed herewith)

(1)Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 333-47717, filed March 11, 1998

(2)Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 21, 1998.

(3)Incorporated herein by reference to Exhibit 10.7 to Lincoln Benefit Life Company's Quarterly Report on Form 10-Q for quarter ended June 30, 2002. (SEC File No. 333-59765).

(4)Post-Effective Amendment No. 3 to Registration statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924 filed April 1, 1999.

(5)Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed July 8, 1999.

(6)Pre-effective Amendment No. 1 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed September 29, 1999.

(7)Post-Effective Amendment No. 2 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, Filed January 17, 2001.

(8)Post-Effective Amendment on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-61146, Filed August 8, 2001.

(9)Incorporated by reference from Registration Statement on Form N-6 for Lincoln Benefit Life Variable Life Account, File No. 333-100132, 811-7972, Filed September 27, 2002.

(10)Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-109688, 811-7924, Filed October 14, 2003

(11)Post-Effective Amendment No. 4 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-109688, 811-7924, filed February 18, 2005.

(12)Pre-Effective Amendment No. 1 to Form N-4 Registration Statement, File No. 333-141909, filed June 20, 2007.

(13)Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-109688 and 811-7924, filed April 24, 2009.

(14)Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File Nos. 333-109688 and 811-7924, filed April 14, 2010.

(15)Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File Nos. 333-109688 and 811-7924, filed April 14, 2011.

(16)Incorporated herein by reference to Exhibit 10.1 to Lincoln Benefit Life Company's Current Report on Form 8-K filed December 20, 2007. (SEC File No. 333-59765).

(17)Incorporated herein by reference to Exhibit 10.8 to Allstate Life Insurance Company's Annual Report on Form 10-K for 2003. (SEC File No. 000-31248).

(18)Incorporated herein by reference to Exhibit 10.1 to Allstate Life Insurance Company's Current Report on Form 8-K filed September 1, 2011. (SEC File No. 000-31248).

(19)Incorporated herein by reference to Post-Effective Amendment No. 12 to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File Nos. 333-109688 and 811-7924, filed April 18, 2012.

ITEM 25.DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of Lincoln Benefit Life Company are listed below. Their principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506.

NAME                        POSITION/OFFICE WITH DEPOSITOR
----                        --------------------------------------------------------------------------
Don Civgin................. Director, Chairman of the Board and Chief Executive Officer
Lawrence W. Dahl........... Director, President and Chief Operating Officer
Anurag Chandra............. Director and Executive Vice President
Jesse E. Merten............ Director, Senior Vice President and Chief Financial Officer
Susan L. Lees.............. Director, Senior Vice President, General Counsel and Secretary
Robert K. Becker........... Director and Senior Vice President
Judith P. Greffin.......... Executive Vice President
Samuel H. Pilch............ Senior Group Vice President and Controller
Richard C. Crist, Jr....... Senior Vice President and Chief Privacy Officer
D. Scott Harper............ Senior Vice President and Assistant Treasurer
Jeffrey J. McRae........... Senior Vice President and Assistant Treasurer
Harry R. Miller............ Senior Vice President and Chief Risk Officer
Mario Rizzo................ Senior Vice President and Treasurer
Errol Cramer............... Vice President and Appointed Actuary
Sarah R. Donahue........... Vice President
Lisa J. Flanary............ Vice President
Angela K. Fontana.......... Vice President and Chief Compliance Officer
Atif J. Ijaz............... Vice President
Robert E. Transon.......... Vice President
Timothy N. Vander Pas...... Vice President
William F. Emmons.......... Assistant Secretary
Mary J. McGinn............. Assistant Secretary
Fred Amos.................. Associate Vice President
Robert W. Birman........... Associate Vice President
John Boudreau.............. Associate Vice President
Debbie L. Grenemeier....... Associate Vice President
Robert Jurgensmeier........ Associate Vice President
Richard O'Brien............ Associate Vice President
Barb Raymond............... Associate Vice President
Robert L. Vance............ Associate Vice President
Dean M. Way................ Associate Vice President and Illustration Actuary
Jeanette Wellsandt......... Associate Vice President
Lynn M. Cirrincione........ Authorized Representative
Raymond P. Thomas.......... Authorized Representative
Tracy M. Kirchhoff......... chief compliance officer for separate accounts

ITEM 26.PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR
        REGISTRANT

See Annual Report on Form 10-K of The Allstate Corporation, File No. 001-11840, filed February 22, 2012.

ITEM 27.NUMBER OF CONTRACT OWNERS

As of June 30, 2012, there were 6,384 Qualified contract owners and 1,881 Non-Qualified contract owners.

ITEM 28.INDEMNIFICATION

The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

The By-Laws of Allstate Distributors, LLC (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the Distributor for any liability that the latter may incur to a Contract Owner or party-in-interest under a Contract, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Contract; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.PRINCIPAL UNDERWRITER

ALFS, Inc ("ALFS") is merged into Allstate Distributors, LLC ("ADLLC"), effective September 1, 2011. ALFS assigned its rights and delegated its duties as principal underwriter to ADLLC. This change had no effect on Lincoln Benefit Life Company's obligations under the Contract.

(a) ADLLC serves as distributor for the Registrant. ADLLC also serves as distributor for the Lincoln Benefit Life Variable Life Account, which is another separate account of Lincoln Benefit. In addition, ADLLC serves as the principal distributor of certain annuity and insurance products issued by the following companies and separate accounts, all of which are affiliates of ADLLC and Lincoln Benefit:

Allstate Financial Advisors Separate Account I, Allstate Life Variable Life Separate Account A, Allstate Life of New York Separate Account A, Allstate Life of New York Variable Life Separate Account A, Charter National Variable Annuity Account, Intramerica Variable Annuity Account.

The following are the directors and officers of ADLLC. Their principal business address is 3100 Sanders Road, Northbrook, IL 60062.

 Name and Principal Business Address*
 of Each Such Person                     Positions and Offices with Underwriter
 ------------------------------------    --------------------------------------
 Robert K. Becker                        Manager and Chairman of the Board
 Lisa J. Flanary                         Manager and President
 Susan L. Lees                           Manager and Assistant Secretary
 Timothy N. Vander Pas                   Manager
 Richard Eells                           Senior Vice President
 Stanley G. Shelley                      Senior Vice President
 Mark Sutton                             Senior Vice President
 Richard C. Crist Jr.                    Senior Vice President and Chief
                                         Privacy Officer
 Sarah R. Donahue                        Vice President
 Maribel V. Gerstner                     Vice President
 D. Scott Harper                         Senior Vice President and Assistant
                                         Treasurer
 Jeffrey J. McRae                        Senior Vice President and Assistant
                                         Treasurer
 Allen R. Reed                           Vice President General Counsel and
                                         Secretary
 Mario Rizzo                             Senior Vice President and Assistant
                                         Treasurer
 William D. Webb                         Vice President and Treasurer
 Dana Goldstein                          Chief Compliance Officer
 Mary J. McGinn                          Assistant Secretary

* The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

(b) The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

          (1)                  (2)             (3)         (4)         (5)
           ---           ---------------- ------------- ---------- ------------
                         Net Underwriting
   Name of Principal      Discounts and   Compensation  Brokerage
      Underwriter           Commission    on Redemption Commission Compensation
    -----------------    ---------------- ------------- ---------- ------------
 Allstate Distributors,
   LLC..................        0               0           $0          0

ITEM 30.LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506.

The Principal Underwriter, ADLLC is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31.MANAGEMENT SERVICES None.

ITEM 32.UNDERTAKINGS

Registrant undertakes (1) to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted; (2) to include either (A) as part of any application to purchase a Contract offered by the prospectus forming part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, and (3) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS

Lincoln Benefit Life Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated
November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SECTION 26(e) REPRESENTATIONS

Lincoln Benefit Life Company further represents that fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post Effective Amendment to its registration statement and has duly caused this Post-Effective Amendment to be signed on its behalf, in the City of Lincoln, and the State of Nebraska, on September 19, 2012.

                        LINCOLN BENEFIT LIFE VARIABLE
                               ANNUITY ACCOUNT
                                (Registrant)
                      By: LINCOLN BENEFIT LIFE COMPANY

                     *By:         /s/ Susan L. Lees
                           --------------------------------
                                    Susan L. Lees
                           Director, Senior Vice President,
                            General Counsel and Secretary

                           LINCOLN BENEFIT LIFE COMPANY
                                 (Depositor)

                     *By:         /s/ Susan L. Lees
                           --------------------------------
                                    Susan L. Lees
                           Director, Senior Vice President,
                            General Counsel and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons and in the capacities indicated on September 19, 2012.

(Signature) (Title)


   */Don Civgin     Director, Chairman of the
------------------- Board and Chief Executive
    Don Civgin      Officer

*/Lawrence W. Dahl  President, Chief Operating
------------------- Officer & Director
 Lawrence W. Dahl   (Principal Executive Officer)

*/Robert K. Becker  Director and Senior Vice
------------------- President
 Robert K. Becker

/s/ Susan L. Lees   Director, Senior Vice President,
------------------- General Counsel and Secretary
  Susan L. Lees

*/Samuel H. Pilch   Senior Group Vice President &
------------------- Controller
 Samuel H. Pilch    (Principal Accounting Officer)

*/Jesse E. Merten  Director, Senior Vice President and
------------------ Chief Financial Officer
 Jesse E. Merten

*/Anurag Chandra   Director and Executive Vice President
------------------
 Anurag Chandra

* By Susan L. Lees, pursuant to Power of Attorney, previously filed or filed herewith.

                               INDEX TO EXHIBITS
                                      FOR
                           POST-EFFECTIVE AMENDMENT

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

EXHIBIT NO. DESCRIPTION
----------- ------------------------------------------------------------------

    (99)(d) Power of Attorney for Don Civgin

    (99)(e) Power of Attorney for Jesse E. Merten